Income Tax - Schedule of Reconciliation of Statutory Rate and Effective Tax Rate (Details) (10K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	34.00%
State taxes	1.73%	3.94%
Foreign income taxes	(0.66%)
Nondeductible items	(8.87%)	(0.94%)
Acquisition accounting adjustments	8.74%
Change in valuation allowance	8.58%	66.48%
Return to provision adjustments	(22.09%)	(14.17%)
Rate Change		(85.99%)
Other	(0.44%)	(3.33%)
Effective tax rate	7.99%	0.00%